Vessels, net	6 Months Ended
Jun. 30, 2020
Vessels, net [Abstract]
Vessels, net
5.	Vessels, net:

The amounts in the accompanying unaudited interim consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2019	$24,810,061	$(1,110,032)	$23,700,029
Additions and other improvements to fleet vessels	484,564	—	484,564
Period depreciation	—	(660,680)	(660,680)
Balance June 30, 2020	$25,294,625	$(1,770,712)	$23,523,913

As of June 30, 2020, all vessels were first priority mortgaged to secured loans of the Company (Note 6).

On August 8, 2020, pursuant to an agreement entered into on June 30, 2020 with an unaffiliated third party, the Company took delivery of its fourth Panamax dry bulk carrier vessel, the M/V Magic Rainbow and, on July 28, 2020, it agreed the acquisition of its fifth vessel, to be re-named M/V Magic Horizon (Note 15).